segment information (Tables)	6 Months Ended
Jun. 30, 2022
segment information
Reconciliation of revenue and income before income taxes by segment

							Digitally-led customer
	TELUS technology solutions						experiences – TELUS
	Mobile		Fixed		Segment total		International [1]		Eliminations		Total
Three-month periods ended June 30 (millions)	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Operating revenues
External revenues
Service	$1,647	$1,544	$1,538	$1,465	$3,185	$3,009	$672	$550	$—	$—	$3,857	$3,559
Equipment	435	487	81	63	516	550	—	—	—	—	516	550
Revenues arising from contracts with customers	$2,082	$2,031	$1,619	$1,528	3,701	3,559	672	550	—	—	4,373	4,109

	Other income (Note 7)				28	2	—	—	—	—	28	2
					3,729	3,561	672	550	—	—	4,401	4,111
	Intersegment revenues				4	5	125	108	(129)	(113)	—	—
					$3,733	$3,566	$797	$658	$(129)	$(113)	$4,401	$4,111

	EBITDA [2]				$1,417	$1,323	$176	$128	$—	$—	$1,593	$1,451
	Restructuring and other costs included in EBITDA (Note 16)				19	29	10	9	—	—	29	38
	Equity losses related to real estate joint venture				—	1	—	—	—	—	—	1
	Adjusted EBITDA [2]				$1,436	$1,353	$186	$137	$—	$—	$1,622	$1,490
	CAPEX excluding spectrum licences [3]				$1,016	$882	$38	$31	$—	$—	$1,054	$913

					Operating revenues – external and other income (above)						$4,401	$4,111
					Goods and services purchased						1,637	1,609
					Employee benefits expense						1,171	1,051
					EBITDA (above)						1,593	1,451
					Depreciation						536	527
					Amortization of intangible assets						295	266
					Operating income						762	658
					Financing costs						97	203
					Income before income taxes						$665	$455

							Digitally-led customer
	TELUS technology solutions						experiences – TELUS
	Mobile		Fixed		Segment total		International [1]		Eliminations		Total
Six-month periods ended June 30 (millions)	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Operating revenues
External revenues
Service	$3,247	$3,070	$3,059	$2,906	$6,306	$5,976	$1,316	$1,085	$—	$—	$7,622	$7,061
Equipment	852	939	155	131	1,007	1,070	—	—	—	—	1,007	1,070
Revenues arising from contracts with customers	$4,099	$4,009	$3,214	$3,037	7,313	7,046	1,316	1,085	—	—	8,629	8,131

	Other income (Note 7)				54	4	—	—	—	—	54	4
					7,367	7,050	1,316	1,085	—	—	8,683	8,135
	Intersegment revenues				8	10	240	212	(248)	(222)	—	—
					$7,375	$7,060	$1,556	$1,297	$(248)	$(222)	$8,683	$8,135

	EBITDA [2]				$2,817	$2,659	$345	$253	$—	$—	$3,162	$2,912
	Restructuring and other costs included in EBITDA (Note 16)				54	57	14	22	—	—	68	79
	Equity losses related to real estate joint venture				—	2	—	—	—	—	—	2
	Adjusted EBITDA [2]				$2,871	$2,718	$359	$275	$—	$—	$3,230	$2,993
	CAPEX, excluding spectrum licences [3]				$1,818	$1,544	$69	$54	$—	$—	$1,887	$1,598

					Operating revenues – external and other income (above)						$8,683	$8,135
					Goods and services purchased						3,231	3,157
					Employee benefits expense						2,290	2,066
					EBITDA (above)						3,162	2,912
					Depreciation						1,087	1,051
					Amortization of intangible assets						586	531
					Operating income						1,489	1,330
					Financing costs						276	410
					Income before income taxes						$1,213	$920

1	The digitally-led customer experiences – TELUS International segment is comprised of our consolidated TELUS International (Cda) Inc. subsidiary. All of our other international operations are included in the TELUS technology solutions segment.
2	Earnings before interest, income taxes, depreciation and amortization (EBITDA), both unadjusted and adjusted, are not standardized financial measures under IFRS-IASB and may not be comparable to similar measures disclosed by other issuers (including those disclosed by TELUS International (Cda) Inc.); we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We calculate adjusted EBITDA to exclude items that do not reflect our ongoing operations and, in our opinion, should not be considered in a long-term valuation metric or included in an assessment of our ability to service or incur debt. We report EBITDA and adjusted EBITDA because they are key measures that management uses to evaluate the performance of our business, and EBITDA is also utilized in measuring compliance with certain debt covenants.
3	Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences, to cash payments for capital assets, excluding spectrum licences, reported in the Consolidated statements of cash flows.